Document And Entity Information	Mar. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	CECO ENVIRONMENTAL CORP
Entity Central Index Key	0000003197
Entity Emerging Growth Company	false
Securities Act File Number	000-7099
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2566064
Entity Address, Address Line One	14651 North Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(214)
Local Phone Number	357-6181
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CECO
Security Exchange Name	NASDAQ